Expense Example, No Redemption - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	215
3 Years	664
5 Years	1,139
10 Years	2,258
Fidelity Advisor Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	506
3 Years	834
5 Years	1,185
10 Years	2,173
Fidelity Advisor Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	112
3 Years	350
5 Years	606
10 Years	1,340
Fidelity Advisor Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178